Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Inc
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000110341
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Dividend ETF
Trading Symbol	DVYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Emerging Markets Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Dividend ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49% [1]
AssetsNet	$ 970,367,279
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$970,367,279
Number of Portfolio Holdings...
103
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Sector allocation

Geographic allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
31.4%
Energy...
22.7
Materials...
17.0
Utilities...
9.8
Industrials...
8.2
Information Technology...
3.8
Consumer Discretionary...
3.1
Consumer Staples...
1.7
Real Estate...
1.4
Communication Services...
0.9
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Brazil...
24.6%
China...
23.8
Indonesia...
9.9
Poland...
7.8
Taiwan...
6.2
India...
4.8
South Africa...
3.9
Thailand...
2.9
Czech Republic...
2.7
Colombia...
1.8
OtherFootnote Reference(b)...
11.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

[1]	Annualized.